Note 6 - Long-term Bank Loans (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Restricted Cash, Total	$ 4,410,376		$ 4,410,376
Interest Expense, Total	$ 1,251,412	$ 710,649
London Interbank Offered Rate (LIBOR) [Member] | Long-term Debt 1 [Member]
Debt Instrument Variable Interest Rate	1.80%
Debt Instrument, Basis Spread on Variable Rate	3.60%
Debt Instrument, Interest Rate During Period	5.40%
Minimum [Member]
Debt Instrument, Security Cover Ratio Covenant	120.00%
Maximum [Member]
Debt Instrument, Security Cover Ratio Covenant	140.00%